Distribution of Net Revenue by Geographical Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Net Revenue	$ 1,574,978	$ 1,503,316	$ 1,336,058
Ireland
Segment Reporting Information [Line Items]
Net Revenue	429,631	360,376	272,683
Rest Of Europe
Segment Reporting Information [Line Items]
Net Revenue	330,487	372,634	333,543
United States
Segment Reporting Information [Line Items]
Net Revenue	650,941	605,815	582,250
Other
Segment Reporting Information [Line Items]
Net Revenue	$ 163,919	$ 164,491	$ 147,582